UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F
Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  March 31, 2009

Check here for Amendment [ ]; Amendment Number: ____
This Amendment (Check only one):
[ ] is  restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:		JMG Financial Group, Ltd.
Address:  	2301 West 22nd Street, Suite 300
		Oak Brook, IL  60523

Form 13F File Number: 028-11111

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:		Robert T. Meeks
Title:  	Chief Compliance Officer
Phone:  	(630) 571-5252

Signature, Place, and Date of Signing:


/s/Robert T. Meeks
Oak Brook, IL
May 1, 2009

Report Type (Check only one.):
[ x ]      13F HOLDINGS REPORT
[   ]      13F NOTICE
[   ]      13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

13F File Number	   	Name
None


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 35
Form 13F Information Table Value Total: $114,410 (in thousands)

List of Other Included Managers:
No.   13F File    Name
      Number
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
McDonalds Corp                 COM              580135101     4746    86963 SH       SOLE                                      86963
Tekmira Pharmaceuticals        COM              87911b100       29    57500 SH       SOLE                                      57500
MidCap SPDR Trust Series 1     COM              595635103     1919 21658.7613SH      SOLE                                 21658.7613
SPDR DJ Wilshire International COM              78463x863      494 22391.4780SH      SOLE                                 22391.4780
SPDR S&P International Small C COM              78463x871      168 10471.9410SH      SOLE                                 10471.9410
SPDR Trust Unit Series 1       COM              78462F103    14847 186705.3645SH     SOLE                                186705.3645
Vanguard Emerging Markets VIPE COM              922042858     7458 316549.6530SH     SOLE                                316549.6530
Vanguard FTSE All-World EX-US  COM              922042775    21715 772218.6810SH     SOLE                                772218.6810
Vanguard Growth Vipers         COM              922908736     2767 74067.9260SH      SOLE                                 74067.9260
Vanguard Large Cap             COM              922908637     8526 236707.8178SH     SOLE                                236707.8178
Vanguard Mid Cap Value         COM              922908512      424 14972.0000SH      SOLE                                 14972.0000
Vanguard Mid Cap Vipers        COM              922908629     3596 91152.3630SH      SOLE                                 91152.3630
Vanguard REIT Vipers           COM              922908553     1347 55494.2110SH      SOLE                                 55494.2110
Vanguard Small Cap             COM              922908751     2539 69364.8080SH      SOLE                                 69364.8080
Vanguard Small Cap Value       COM              922908611      227 6540.0000SH       SOLE                                  6540.0000
Vanguard Total Stock Market Vi COM              922908769     3879 98002.5200SH      SOLE                                 98002.5200
Vanguard Value                 COM              922908744      665 19654.3180SH      SOLE                                 19654.3180
iPath Dow Jones AIG Commodity  COM              06738c778      296 8950.0000SH       SOLE                                  8950.0000
iShares Barclays US Treasury I COM              464287176     4850 47202.8390SH      SOLE                                 47202.8390
iShares DJ US Regional Banks I COM              464288778      172 10988.0000SH      SOLE                                 10988.0000
iShares MSCI Eafe Index Fund   COM              464287465     3331 88610.5700SH      SOLE                                 88610.5700
iShares MSCI Emerging Markets  COM              464287234     1453 58550.7412SH      SOLE                                 58550.7412
iShares Russell 1000 Growth    COM              464287614     2031 57885.5747SH      SOLE                                 57885.5747
iShares Russell 1000 Index Fun COM              464287622     2536 58647.3619SH      SOLE                                 58647.3619
iShares Russell 1000 Value Ind COM              464287598     1269 31140.4962SH      SOLE                                 31140.4962
iShares Russell 2000 Growth    COM              464287648      476 10362.2192SH      SOLE                                 10362.2192
iShares Russell 2000 Index     COM              464287655     3704 88091.7824SH      SOLE                                 88091.7824
iShares Russell 2000 Value     COM              464287630      430 10902.2388SH      SOLE                                 10902.2388
iShares Russell 3000 Index     COM              464287689      484 10549.0000SH      SOLE                                 10549.0000
iShares Russell Midcap         COM              464287499     5456 101020.5407SH     SOLE                                101020.5407
iShares Russell Midcap Growth  COM              464287481     2499 83034.7147SH      SOLE                                 83034.7147
iShares Russell Midcap Value   COM              464287473     2284 95376.8093SH      SOLE                                 95376.8093
iShares S&P Euro 350 Index     COM              464287861      427 16704.0000SH      SOLE                                 16704.0000
iShares S&P GSCI Commodity Ind COM              46428r107      794 31549.0000SH      SOLE                                 31549.0000
iShares Trust S&P 500 Index    COM              464287200     6569 82506.5294SH      SOLE                                 82506.5294